Stockholders’ Equity (Details) - USD ($)								12 Months Ended
		Jul. 07, 2025	Jun. 25, 2025	Jun. 23, 2025	Sep. 13, 2024	Aug. 14, 2024	Jul. 04, 2024	Aug. 31, 2025		Aug. 31, 2024		Aug. 31, 2023	Mar. 04, 2025
Shareholders’ Equity [Line Items]
Consideration amount (in Dollars)										$ 750,000
Share split					3	4,000,000
Shares allotted						2,000,000
Price per share (in Dollars per share)						$ 0.375
Authorized and issued shares held by stockholders (in Dollars)													$ 18,000,000
Authorized and issued shares													9
Offering price per share (in Dollars per share)				$ 5
Purchase price per share (in Dollars per share)				$ 4.65
Offering price per share percentage				93.00%
Net proceeds (in Dollars)								$ 5,156,433
Common Class A [Member]
Shareholders’ Equity [Line Items]
Common stock shares issued								7,212,000	[1]	6,000,000	[1]		6,000,000
Offering price per share percentage				15.00%
Common Class B [Member]
Shareholders’ Equity [Line Items]
Common stock shares issued								12,000,000	[1]	12,000,000	[1]		12,000,000
First Share Split [Member]
Shareholders’ Equity [Line Items]
Share split						4,000,000
Post First Share Split [Member]
Shareholders’ Equity [Line Items]
Share split						4,000,000
Post Second Share Split [Member]
Shareholders’ Equity [Line Items]
Share split					18,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)				$ 4.65
Net proceeds (in Dollars)								$ 5,156,433
Additional paid-in capital (in Dollars)								$ 4,011,020
IPO [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share)				$ 5
Common stock shares issued				1,110,000
Ordinary shares				1,110,000
Over-Allotment Option [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		112,000	1,100,000	165,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Issued shares							1
Consideration amount (in Dollars)							$ 1
Authorized and issued shares													18,000,000
Common Stock [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Issued shares	[2]									6,000,000
Consideration amount (in Dollars)										$ 750,000
Common stock shares issued				165,000									6,000,000
Common Stock [Member] | Common Class B [Member]
Shareholders’ Equity [Line Items]
Issued shares
Consideration amount (in Dollars)
Common stock shares issued													12,000,000

[1]	Retroactively restated for effect of share recapitalization (Note 1)
[2]	Retroactively restated for effect of share recapitalization (Note 1)